Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 Pay Versus Performance

We are providing the following information about the relationship between “Compensation Actually Paid” (“CAP”) to our named executive officers and certain financial performance as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K. Please see the Compensation Discussion and Analysis on page 28 for additional information regarding our pay-for-performance philosophy and how target and realized compensation aligns with our performance.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($millions)(7)	Adjusted Earnings Per Share(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2022	$14,066,041	$10,227,878	$3,853,770	$2,869,515	$178	$127	$2,462	$7.57
2021	$19,367,607	$48,405,539	$5,725,740	$10,480,511	$192	$135	$2,144	$6.62
2020	$17,473,747	$26,381,517	$4,183,787	$5,937,818	$131	$111	$1,410	$4.91

(1)	The amount reported is the total compensation reported in the Summary Compensation Table for each reported year.
(2)	The amount reported represents CAP to Mr. Arnold as calculated in accordance with Item 402(v) of regulation S-K. CAP does not represent total amounts earned or realized by Mr. Arnold. Instead, for each respective year, CAP equals:

Summary Compensation Table Total Compensation

Minus the grant date fair value of stock and option awards as reported in the Summary Compensation Table in each respective year, calculated in accordance with ASC 718;

Plus or minus the incremental change in value of stock and option awards as measured from the end of the prior fiscal year to the next year-end or vesting date, as applicable, calculated in accordance with ASC 718, and adding dividends for the applicable years prior to the vesting date.  The amounts include valuations for shares that are subject to performance conditions and shares subject to continued service requirements that may or may not be earned;

Minus the actuarial change in present value of defined benefit pensions as reported in the Summary Compensation Table in each respective year;

Plus or minus the actuarially determined service cost for services rendered during each year and the entire cost of pension benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment, calculated in accordance with ASC 715.

The	adjustments made to determine compensation actually paid for Mr. Arnold are as follows:
Year	Summary Compensation Table Total	Equity Awards Deducted from Summary Compensation Table Total(i)	Equity Award Adjustment to Summary Compensation Table Total(ii)	Changes in Pension Value Deducted from Summary Compensation Table Total(iii)	Pension Adjustment to Summary Compensation Table Total(iv)	Compensation Actually Paid
2022	$14,066,041	($10,502,416)	$5,973,862	-	$690,390	$10,227,878
2021	$19,367,607	($11,849,767)	$43,200,170	($3,163,742)	$851,271	$48,405,539
2020	$17,473,747	($11,031,669)	$26,786,309	($4,082,258)	($2,764,612)	$26,381,517

(i)	The sum of the values of stock and option awards reported in the Summary Compensation Table for each reported year.

(ii)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) when applicable, for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings on stock awards in the applicable year prior to vesting.

(iii)	The change in pension values as reported in the Summary Compensation Table for each respective year.

(iv)	On December 31, 2020, we froze our defined benefit pension plans as described on page 44. This plan amendment did not establish a prior service cost base as the reduction in the projected benefit obligation due to the elimination of future pay increases was accounted for as a curtailment. The adjustments shown correspond with the service cost and changes to the benefit obligation due to the plan amendment as reflected in our financial statements.

(3) The amounts reported represent the average of Summary Compensation Table total compensation reported for the company’s named executive officers, excluding Mr. Arnold, in each respective year. The named executive officers included in each respective year are:

2022	2021	2020
Brian Brickhouse	Brian Brickhouse	April Boise
Heath Monesmith	Richard Fearon	Richard Fearon
Thomas Okray	Heath Monesmith	Heath Monesmith
Paulo Ruiz	Thomas Okray	Uday Yadav
Uday Yadav	Uday Yadav

(4) The dollar amounts reported represent the average CAP to the named executive officers, excluding Mr. Arnold. The amounts below do not represent total amounts earned or realized by the named executive officers as they include amounts of unvested equity awards that are subject to performance and/or service requirements and may or may not be earned. As described in footnotes (2), (i), (ii), (iii) and (iv) above, the following adjustments were made to Summary Compensation Table total compensation to calculate CAP in accordance with Item 402(v) of regulation S-K:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Equity Awards Deducted from Summary Compensation Table Total for Non-PEO NEOs	Average Equity Award Adjustment to Summary Compensation Table Total for Non-PEO NEOs	Average Changes in Pension Value Deducted from Summary Compensation Table Total for Non-PEO NEOs(i)	Average Pension Adjustment to Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,853,770	($1,879,751)	$891,917	($132,796)	$138,761	$2,869,515
2021	$5,725,740	($3,332,641)	$8,367,368	($445,286)	$95,341	$10,480,511
2020	$4,183,787	($2,522,397)	$5,543,111	($630,389)	($1,058,522)	$5,937,818

(i)	Mr. Brickhouse, Mr. Fearon and Mr. Yadav earned benefits under the Pension Plan for Eaton employees as described on page 54. Mr. Monesmith participated in the Cooper Pension Plan which was merged with the Pension Plan for Eaton Employees, but receives no further benefit under the Pension Plan for Eaton Employees. All other named executive officers participate in our defined contribution plans.

(5) Cumulative Total Shareholder Return (TSR) assumes dividend reinvestment and a fixed investment of $100 in our shares as of December 31, 2019.

(6) Cumulative TSR of the S&P Industrial 500, assuming a fixed investment of $100 as of December 31, 2019.

(7) Amounts reported represent the amount of Net Income reported in our audited financial statements for each applicable year.

(8) Adjusted Earnings Per Share (Adjusted EPS) equals fully-diluted earnings per share, excluding acquisition integration and divestiture costs, restructuring costs and intangible amortization reported in the Company’s financial statements.  We have determined that Adjusted EPS is the most important annual measure used to link CAP to the named executive officers to company performance for the most recently completed fiscal year.

Financial Performance Measures

We design our executive compensation plans to help attract, motivate, reward, and retain highly qualified executives who are capable of creating and sustaining value for our shareholders.  The metrics and performance criteria used in our short- and long-term incentive plans were selected based on their link to shareholder value creation over the long-term.  Please see “2022 Short-Term Incentive Awards” on page 37 and “Long-Term Incentives Granted in 2022” on page 42 for more information on the rationale for using these metrics.  The most important financial performance metrics used to link pay and performance for the most recently completed fiscal year are:

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Adjusted EPS which equals the fully-diluted earnings per share, excluding acquisition integration and divestiture costs, restructuring costs and intangible amortization reported in the Company’s financial statements;

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Adjusted Operating Cash Flow which equals Operating Cash Flow as reported plus U.S. qualified pension contributions; and,

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Total Shareholder Return.

Named Executive Officers, Footnote [Text Block]

(1)	The amount reported is the total compensation reported in the Summary Compensation Table for each reported year.
(2)	The amount reported represents CAP to Mr. Arnold as calculated in accordance with Item 402(v) of regulation S-K. CAP does not represent total amounts earned or realized by Mr. Arnold. Instead, for each respective year, CAP equals:

PEO Total Compensation Amount	[1]	$ 14,066,041	$ 19,367,607	$ 17,473,747
PEO Actually Paid Compensation Amount	[2]	$ 10,227,878	48,405,539	26,381,517
Adjustment To PEO Compensation, Footnote [Text Block]

The	adjustments made to determine compensation actually paid for Mr. Arnold are as follows:
Year	Summary Compensation Table Total	Equity Awards Deducted from Summary Compensation Table Total(i)	Equity Award Adjustment to Summary Compensation Table Total(ii)	Changes in Pension Value Deducted from Summary Compensation Table Total(iii)	Pension Adjustment to Summary Compensation Table Total(iv)	Compensation Actually Paid
2022	$14,066,041	($10,502,416)	$5,973,862	-	$690,390	$10,227,878
2021	$19,367,607	($11,849,767)	$43,200,170	($3,163,742)	$851,271	$48,405,539
2020	$17,473,747	($11,031,669)	$26,786,309	($4,082,258)	($2,764,612)	$26,381,517

(i)	The sum of the values of stock and option awards reported in the Summary Compensation Table for each reported year.

(ii)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) when applicable, for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings on stock awards in the applicable year prior to vesting.

(iii)	The change in pension values as reported in the Summary Compensation Table for each respective year.

(iv)	On December 31, 2020, we froze our defined benefit pension plans as described on page 44. This plan amendment did not establish a prior service cost base as the reduction in the projected benefit obligation due to the elimination of future pay increases was accounted for as a curtailment. The adjustments shown correspond with the service cost and changes to the benefit obligation due to the plan amendment as reflected in our financial statements.

(3) The amounts reported represent the average of Summary Compensation Table total compensation reported for the company’s named executive officers, excluding Mr. Arnold, in each respective year. The named executive officers included in each respective year are:

2022	2021	2020
Brian Brickhouse	Brian Brickhouse	April Boise
Heath Monesmith	Richard Fearon	Richard Fearon
Thomas Okray	Heath Monesmith	Heath Monesmith
Paulo Ruiz	Thomas Okray	Uday Yadav
Uday Yadav	Uday Yadav

Non-PEO NEO Average Total Compensation Amount		$ 3,853,770	5,725,740	4,183,787
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,869,515	10,480,511	5,937,818
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4) The dollar amounts reported represent the average CAP to the named executive officers, excluding Mr. Arnold. The amounts below do not represent total amounts earned or realized by the named executive officers as they include amounts of unvested equity awards that are subject to performance and/or service requirements and may or may not be earned. As described in footnotes (2), (i), (ii), (iii) and (iv) above, the following adjustments were made to Summary Compensation Table total compensation to calculate CAP in accordance with Item 402(v) of regulation S-K:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Equity Awards Deducted from Summary Compensation Table Total for Non-PEO NEOs	Average Equity Award Adjustment to Summary Compensation Table Total for Non-PEO NEOs	Average Changes in Pension Value Deducted from Summary Compensation Table Total for Non-PEO NEOs(i)	Average Pension Adjustment to Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,853,770	($1,879,751)	$891,917	($132,796)	$138,761	$2,869,515
2021	$5,725,740	($3,332,641)	$8,367,368	($445,286)	$95,341	$10,480,511
2020	$4,183,787	($2,522,397)	$5,543,111	($630,389)	($1,058,522)	$5,937,818

(i)	Mr. Brickhouse, Mr. Fearon and Mr. Yadav earned benefits under the Pension Plan for Eaton employees as described on page 54. Mr. Monesmith participated in the Cooper Pension Plan which was merged with the Pension Plan for Eaton Employees, but receives no further benefit under the Pension Plan for Eaton Employees. All other named executive officers participate in our defined contribution plans.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

We use a variety of quantitative and qualitative metrics to align compensation with our performance and the value we are delivering to our shareholders.  In accordance with Item 402(v) of Regulation S-K, the following graph illustrates that the CAP to Mr. Arnold and the average CAP to the other named executive officers is aligned with our cumulative TSR which has exceeded the TSR of the S&P 500 Industrials over the three years presented in the table. The comparison between CAP and TSR is relevant because a significant portion of our named executive’s compensation is delivered in the form of equity. Specifically, 74% of Mr. Arnold’s target total compensation and, on average, 53% of the other named executive officers’ target total compensation is delivered in a combination of restricted share units, performance share units, and stock options. Moreover, relative TSR (over a three-year period) serves as the performance criteria for purposes of our performance-based long-term incentive plan.

Compensation Actually Paid vs. Net Income [Text Block]

Although Net Income is a required metric for purposes of the Pay Versus Performance Table, it is not a measure we use in our short- or long-term incentive plan and is not a factor the Committee considers in determining pay for our named executive officers. The table below presents CAP and Net Income for each of the three years reported in the Table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP and Adjusted EPS:

The following chart demonstrates the correlation between CAP to Mr. Arnold and the average CAP to other named executive officers relative to Adjusted EPS. Adjusted EPS serves as one of two primary financial measures in our short-term incentive plan, although the Committee does consider other qualitative and quantitative factors when determining actual short-term incentive awards. On a target basis, short-term incentives represent 16% of Mr. Arnold’s target total compensation and 22%, on average, of the other named executive officers’ total compensation. Because it is a metric in our short-term incentive plan and of critical interest to our shareholders, we have determined that Adjusted EPS is the most important metric (not otherwise required to be disclosed in the Pay Versus Performance Table) used to link CAP to our performance for the most recently completed fiscal year. Despite record Adjusted EPS, our CAP to Mr. Arnold and the average NEO CAP declined from 2021 to 2022 because a significant portion of their compensation is delivered in equity and subject to the fluctuations in our share price.

Tabular List [Table Text Block]

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Adjusted EPS which equals the fully-diluted earnings per share, excluding acquisition integration and divestiture costs, restructuring costs and intangible amortization reported in the Company’s financial statements;

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Adjusted Operating Cash Flow which equals Operating Cash Flow as reported plus U.S. qualified pension contributions; and,

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Total Shareholder Return.

Total Shareholder Return Amount		$ 178	192	131
Peer Group Total Shareholder Return Amount		127	135	111
Net Income (Loss)		$ 2,462,000,000	$ 2,144,000,000	$ 1,410,000,000
Company Selected Measure Amount		0.00757	0.00662	0.00491
PEO Name		Mr. Arnold
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS which equals the fully-diluted earnings per share, excluding acquisition integration and divestiture costs, restructuring costs and intangible amortization reported in the Company’s financial statements;
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Cash Flow which equals Operating Cash Flow as reported plus U.S. qualified pension contributions; and,
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return.
Brian Brickhouse [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Brian Brickhouse	Brian Brickhouse
April Boise [Member]
Pay vs Performance Disclosure [Table]
PEO Name			April Boise
Heath Monesmith [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Heath Monesmith	Heath Monesmith	Heath Monesmith
Richard Fearon [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Richard Fearon	Richard Fearon
Thomas Okray [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Thomas Okray	Thomas Okray
Paulo Ruiz [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Paulo Ruiz
Uday Yadav [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Uday Yadav	Uday Yadav	Uday Yadav
PEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (10,502,416)	$ (11,849,767)	$ (11,031,669)
PEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,973,862	43,200,170	26,786,309
PEO [Member] | Adj Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,163,742)	(4,082,258)
PEO [Member] | Adj Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		690,390	851,271	(2,764,612)
Non-PEO NEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,879,751)	(3,332,641)	(2,522,397)
Non-PEO NEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		891,917	8,367,368	5,543,111
Non-PEO NEO [Member] | Adj Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(132,796)	(445,286)	(630,389)
Non-PEO NEO [Member] | Adj Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 138,761	$ 95,341	$ (1,058,522)

[1]	The amount reported is the total compensation reported in the Summary Compensation Table for each reported year.
[2]	The amount reported represents CAP to Mr. Arnold as calculated in accordance with Item 402(v) of regulation S-K. CAP does not represent total amounts earned or realized by Mr. Arnold. Instead, for each respective year, CAP equals: